Retirement-Related Benefits (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
EXPECTED CONTRIBUTIONS
Cash contribution by employer to non-U.S. multi-employer plans	$ 70	$ 64
Defined Benefit Pension Plans | U.S. Plan(s)
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period	50,259	47,269
Fair value of plan assets, balance at the end of the period	51,218	50,259
EXPECTED CONTRIBUTIONS
Period over which company may smooth the change in value of pension assets under revised funding requirements in Worker, Retiree and Employer Recovery Act of 2008 (in months)	24 months	24 months
Defined Benefit Pension Plans | Non-U.S. Plans
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period	35,722	34,305
Purchases, sales and settlements, net	(27)	(10)
Foreign exchange impact	(537)	(396)
Fair value of plan assets, balance at the end of the period	35,362	35,722
EXPECTED CONTRIBUTIONS
Cash contribution by employer to non-U.S. defined benefit plans	728	801
Estimated future employer contributions in next fiscal year	800
Defined Benefit Pension Plans | Level 3 | Non-U.S. Plans
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period	720	585
Return on assets held at end of year	46	55
Return on assets sold during the year	(5)	0
Purchases, sales and settlements, net	237	82
Transfers, net	0	7
Foreign exchange impact	(22)	(8)
Fair value of plan assets, balance at the end of the period	977	720
Defined Benefit Pension Plans | Level 3 | Non-U.S. Plans | Government and related
Change in plan assets:
Return on assets held at end of year	3
Return on assets sold during the year	0
Purchases, sales and settlements, net	100
Foreign exchange impact	(7)
Fair value of plan assets, balance at the end of the period	96
Defined Benefit Pension Plans | Level 3 | Non-U.S. Plans | Private equity
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period	176	93
Return on assets held at end of year	30	14
Return on assets sold during the year	(2)	3
Purchases, sales and settlements, net	65	69
Transfers, net	0	0
Foreign exchange impact	(7)	(3)
Fair value of plan assets, balance at the end of the period	262	176
Defined Benefit Pension Plans | Level 3 | Non-U.S. Plans | Private real estate
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period	533	492
Return on assets held at end of year	11	41
Return on assets sold during the year	(3)	(3)
Purchases, sales and settlements, net	44	9
Transfers, net	0
Foreign exchange impact	(6)	(6)
Fair value of plan assets, balance at the end of the period	580	533
Defined Benefit Pension Plans | Level 3 | Non-U.S. Plans | Corporate bonds
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period	11
Return on assets held at end of year	2	0
Return on assets sold during the year	0
Purchases, sales and settlements, net	28	4
Transfers, net		7
Foreign exchange impact	(2)	0
Fair value of plan assets, balance at the end of the period	39	11
Qualified PPP (Qualified defined benefit pension plans) | U.S. Plan(s)
Change in plan assets:
Fair value of plan assets, balance at the end of the period	51,218	50,259
Qualified PPP (Qualified defined benefit pension plans) | Level 3 | U.S. Plan(s)
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period	7,786	6,964
Return on assets held at end of year	468	1,054
Return on assets sold during the year	14	(133)
Purchases, sales and settlements, net	(492)	85
Transfers, net	157	(184)
Fair value of plan assets, balance at the end of the period	7,932	7,786
Qualified PPP (Qualified defined benefit pension plans) | Level 3 | U.S. Plan(s) | Government and related
Change in plan assets:
Return on assets held at end of year	0
Return on assets sold during the year	0
Purchases, sales and settlements, net	12
Transfers, net	17
Fair value of plan assets, balance at the end of the period	29
Qualified PPP (Qualified defined benefit pension plans) | Level 3 | U.S. Plan(s) | Equity commingled/mutual funds
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period		26
Return on assets held at end of year		24
Return on assets sold during the year		0
Purchases, sales and settlements, net		139
Transfers, net		(188)
Qualified PPP (Qualified defined benefit pension plans) | Level 3 | U.S. Plan(s) | Mortgage and asset-backed securities
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period	56	37
Return on assets held at end of year	(1)	3
Return on assets sold during the year	0	0
Purchases, sales and settlements, net	(16)	11
Transfers, net	6	4
Fair value of plan assets, balance at the end of the period	45	56
Qualified PPP (Qualified defined benefit pension plans) | Level 3 | U.S. Plan(s) | Fixed income commingled/ mutual funds
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period	221	192
Return on assets held at end of year	25	30
Fair value of plan assets, balance at the end of the period	246	221
Qualified PPP (Qualified defined benefit pension plans) | Level 3 | U.S. Plan(s) | Hedge funds
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period	624	587
Return on assets held at end of year	(35)	45
Return on assets sold during the year	5	3
Purchases, sales and settlements, net	(7)	(11)
Transfers, net	127
Fair value of plan assets, balance at the end of the period	713	624
Qualified PPP (Qualified defined benefit pension plans) | Level 3 | U.S. Plan(s) | Private equity
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period	4,251	3,877
Return on assets held at end of year	348	829
Return on assets sold during the year	(30)	(153)
Purchases, sales and settlements, net	(471)	(302)
Fair value of plan assets, balance at the end of the period	4,098	4,251
Qualified PPP (Qualified defined benefit pension plans) | Level 3 | U.S. Plan(s) | Private real estate
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period	2,634	2,247
Return on assets held at end of year	131	123
Return on assets sold during the year	39	16
Purchases, sales and settlements, net	(14)	248
Fair value of plan assets, balance at the end of the period	2,790	2,634
Qualified PPP (Qualified defined benefit pension plans) | Level 3 | U.S. Plan(s) | Corporate bonds
Change in plan assets:
Return on assets held at end of year	0
Return on assets sold during the year	0
Purchases, sales and settlements, net	5
Transfers, net	7
Fair value of plan assets, balance at the end of the period	12
Nonpension Postretirement Plans
EXPECTED CONTRIBUTIONS
Employer contributions, excluding the Medicare-related subsidy	362	363
Nonpension Postretirement Plans | U.S. Plan(s)
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period		33
Purchases, sales and settlements, net		0
Fair value of plan assets, balance at the end of the period	38	35
Nonpension Postretirement Plans | Non-U.S. Plans
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period	120	104
Purchases, sales and settlements, net	0	0
Foreign exchange impact	(15)	6
Fair value of plan assets, balance at the end of the period	$ 112	$ 120